Salaries and Social Contribution - Somos - Anglo (Predecessor) (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016
Salaries and Social Contribution
Salaries payable		R$ 15,891	R$ 20,658
Social contribution payable	[1]	30,511	9,532
Provision for vacation bonus		15,920	13,213
Provision for bonus	[2]	5,880	18,333
Others		921	12
Total		R$ 69,123	R$ 61,748
Somos - Anglo (Predecessor)
Salaries and Social Contribution
Salaries payable				R$ 21,578	R$ 24,391
Social contribution payable				9,171	12,246
Provision for vacation bonus				13,731	12,313
Provision for bonus				15,531	14,803
Others				2,785	2,180
Total				R$ 62,796	R$ 65,933

[1]	Refers to the effect of social contribution over restricted share units compensation plans issued on July 31 and November 10, 2020. The Company records the taxes over the shares on monthly basis according to the Company’s share price.
[2]	The provision for profit sharing is based on qualitative and quantitative metrics determined by Management. In 2020 some metrics were reviewed over COVID-19 basis and part of provision was reversed. According to the Company policy, the provision for profit sharing will be paid in the second quarter of 2021.